Net Contributions (Withdrawals) by Contract Owners (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	$ 2,728,819	$ 2,740,114	$ 2,752,167
Policy loans	(1,054,588)	(1,107,759)	(1,024,541)
Policy loan repayments and interest	1,345,089	1,425,891	1,121,325
Surrenders, withdrawals and death benefits	(3,252,762)	(2,841,378)	(2,550,289)
Net transfers from/(to) other subaccounts or fixed rate option	721,726	779,500	(146,393)
Administrative and other charges	(1,756,998)	(1,664,953)	(1,633,030)
Net Contributions (Withdrawals) by Contract Owners	(1,268,714)	(668,585)	(1,480,761)
VIP & PDISCO
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	25,539	18,716	28,400
Policy loans	0	0	0
Policy loan repayments and interest	0	0	0
Surrenders, withdrawals and death benefits	(272,041)	(122,477)	(329,352)
Net transfers from/(to) other subaccounts or fixed rate option	21,244	103,422	(41,699)
Administrative and other charges	(545)	(826)	(514)
Net Contributions (Withdrawals) by Contract Owners	(225,803)	(1,165)	(343,165)
PVAL & PVAL $100,000 face value
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	2,703,280	2,721,398	2,723,767
Policy loans	(1,054,588)	(1,107,759)	(1,024,541)
Policy loan repayments and interest	1,345,089	1,425,891	1,121,325
Surrenders, withdrawals and death benefits	(2,980,721)	(2,718,901)	(2,220,937)
Net transfers from/(to) other subaccounts or fixed rate option	700,482	676,078	(104,694)
Administrative and other charges	(1,756,453)	(1,664,127)	(1,632,516)
Net Contributions (Withdrawals) by Contract Owners	(1,042,911)	(667,420)	(1,137,596)
CVAL
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	0	0	0
Policy loans	0	0	0
Policy loan repayments and interest	0	0	0
Surrenders, withdrawals and death benefits	0	0	0
Net transfers from/(to) other subaccounts or fixed rate option	0	0	0
Administrative and other charges	0	0	0
Net Contributions (Withdrawals) by Contract Owners	$ 0	$ 0	$ 0